Accrued Liabilities, detail (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accrued Liabilities [Abstract]
Interest on long-term debt	$ 1,720	$ 1,214
Vessels' operating and voyage expenses	1,929	1,365
Commissions	65	65
Interest on derivatives and other finance expenses	2,439	3,571
General and administrative expenses	211	341
Total	$ 6,364	$ 6,556